Transactions with Related Parties - Seacommercial (Details) - USD ($)	1 Months Ended	7 Months Ended	12 Months Ended
	Jan. 31, 2016	Jul. 27, 2015	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due to related parties			$ 1,259,780	$ 166,354
Seacommercial Shipping Services S.A.
Related Party Transaction [Line Items]
Charter hire commission payable to the management company			1.25%
Commission rate payable to the management company for the purchase, sale and construction of vessels			1.00%
Commissions related party			$ 437,817
Due to related parties			$ 12,104
Seacommercial Shipping Services S.A. | M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas
Related Party Transaction [Line Items]
Commission rate payable to the management company for the purchase, sale and construction of vessels		1.00%
Commission amount payable to the management company for the purchase, sale and construction of vessels		$ 632,000
Seacommercial Shipping Services S.A. | M/V Sapphire Seas and M/V Diamond Seas
Related Party Transaction [Line Items]
Commission rate payable to the management company for the purchase, sale and construction of vessels			1.00%
Commission amount payable to the management company for the purchase, sale and construction of vessels			$ 70,000
Seacommercial Shipping Services S.A. | M/V Pearl Seas, M/V Kind Seas, M/V Calm Seas and M/V Deep Seas
Related Party Transaction [Line Items]
Commission rate payable to the management company for the purchase, sale and construction of vessels	1.00%
Commission amount payable to the management company for the purchase, sale and construction of vessels	$ 143,050